Stock-Based Compensation - Common Stock (Details) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	95,000,000	95,000,000	95,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock subject to repurchase (in shares)			0
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			95,000,000
Common stock, par value (in dollars per share)			$ 0.001
2014 Inducement Plan
Class of Stock [Line Items]
Share price (in dollars per share)		$ 16.23	$ 20.13	$ 35.75